Basis of Presentation - Revision of Prior Period Financial Statements (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Foreign exchange gain (loss)	$ (3)	$ 92	$ (66)
Gain (loss) on marketable securities, net	$ 66	130	(17)
Reclass
Disclosure of reclassifications or changes in presentation [line items]
Foreign exchange gain (loss)		(100)	63
Gain (loss) on marketable securities, net		$ 100	$ (63)